INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Current tax
Current tax	$ 412	$ 246	$ 552	$ 428
Deferred tax
Deferred tax expense (income)	(5)	18	29	41
Income tax expense	$ 407	$ 264	$ 581	$ 469